Equity Investments (Tables)	12 Months Ended
Jun. 30, 2023
Equity Investments [Abstract]
Schedule of Equity Investments	The equity investments are summarized as follows:
	June 30, 2023	June 30, 2022
Common shares
Public companies	$283,081	$496,741
	$283,081	$496,741

Schedule of Continuity of Equity Investments	The continuity of equity investments is summarized as follows:
		Accumulated mark-to-
		market gain included
	Fair value	in deficit
Balance, July 1, 2022	$496,526	$3,971,145
Change in fair value	19,517	19,517
Foreign exchange impact	(19,302)	-
Balance, June 30, 2022	$496,741	$3,990,662
Change in fair value	(198,031)	(198,031)
Foreign exchange impact	(15,629)	-
Balance, June 30, 2023	$283,081	$3,792,631